Other financial assets - Schedule of Changes in the Fair Value of Financial Assets at FVTPL (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other financial assets measured at fair value through profit or loss [Abstract]
Financial assets measured at FVTPL listed equity securities	€ 2	€ 1
Financial assets measured at FVTPL other equity securities	91	19
Financial assets measured at FVTPL debt securities	19	0
Financial assets measured at FVTPL collateral	8	0
Financial assets measured at FVTPL other financial assets	9	14
Financial assets measured at FVTPL	129	34
Financial Assets At Amortised Cost [Abstract]
Other financial assets	15	0
Total other financial assets	144	34
Non-current	135	34
Current	€ 9	€ 0